Cover	Oct. 13, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2021
Current Fiscal Year End Date	--10-31
Entity File Number	000-55210
Entity Registrant Name	PEDRO’S LIST INC.
Entity Central Index Key	0001627554
Entity Tax Identification Number	32-0450509
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	797 South First Street.
Entity Address, City or Town	Fulton
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13069
City Area Code	(315)
Local Phone Number	701-1031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false